(LOSS)/GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(Loss) / gain on sale of assets	$ (167,000)	$ 7,364,000	$ (1,384,000)
Gain on termination of charters	0	0	25,315,000
Total (loss) / gain on sale of assets and termination of charters	(167,000)	$ 7,364,000	$ 23,931,000
Sale of offshore support vessel Sea Bear [Member]
(Loss) / gain on sale of assets	14,000
Sale of VLCC Front Vanguard [Member]
(Loss) / gain on sale of assets	$ (181,000)